Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 23, 2020
Entity Registrant Name	GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Entity Central Index Key	0000703153
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 23, 2020
Document Effective Date	Nov. 23, 2020
Prospectus Date	Nov. 23, 2020